Share-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares granted under plans	0
Weighted-average grant-date fair value per option		$ 32.76	$ 22.96
Outstanding options, shares	684,000	866,000
Outstanding options, remaining contractual term	6 years 6 months
Outstanding options, weighted-average exercise price	$ 92.04
Outstanding options, intrinsic value	$ 46,669
Vested and exercisable options, shares	418,000
Vested and exercisable options, remaining contractual term	3 years 5 months 1 day
Options vested and exercisable, weighted average exercise price	$ 53.41
Vested options, intrinsic value	$ 30,514
Employee Stock Options | SYNNEX Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unamortized share-based compensation related to non-vested share-based awards	$ 7,521
Estimated weighted-average amortization period (in years)	2 years 10 months 28 days
Restricted Stock Awards and Units (RSUs) | SYNNEX Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unamortized share-based compensation related to non-vested share-based awards	$ 54,514
Estimated weighted-average amortization period (in years)	2 years 11 months 8 days
Amount reserved for employee stock awards	$ 9,500
Restricted Stock Awards and Units (RSUs) | Concentrix Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Amount reserved for employee stock awards	$ 44,000